SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10:       SUBSEQUENT EVENTS

a.
On April 15, 2021, the Company entered into a definitive agreement and Plan of Merger (the “Merger Agreement”) with SharpLink, Inc. (“SharpLink”), a leading online technology company that works with sports leagues, fantasy sports sites and media companies to connect fans to relevant and timely betting content sourced from its sportsbook partners, and New SL Acquisition Corp., a company incorporated under the laws of the State of Delaware and a wholly-owned subsidiary of the Company (“Merger Sub”).

Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by the Company’s shareholders, Merger Sub will be merged with and into SharpLink (the “Merger”), with SharpLink surviving the Merger as a wholly-owned subsidiary of the Company. As a result of the transaction, the securityholders of SharpLink will own 86% of the Company’s securities, on a fully diluted and as-converted basis (inclusive of a stock option pool of 10% of the fully-diluted outstanding share capital of the Company).

b.
The compensation committee in a meeting held on April 6, 2021 and the board of directors in a meeting held on April 8, 2021, approved, subject to the approval of the Company’s shareholders, the following equity compensation:

(1) to the Company’s CEO: (a) a warrant to acquire 116,667 ordinary shares, at an exercise price of $1.321, valid for a period of three years, which will become exercisable in full upon the earliest of: (i) six months from the date of issuance or (ii) the consummation of an M&A or reverse merger transaction; and (b) a warrant to acquire 50,000 ordinary shares, with no exercise price (i.e., an exercise price equal to $0), valid for a period of three years, which will become exercisable upon the earliest of: (i) the consummation of an M&A or reverse merger transaction, provided that he still serves as the Company’s CEO until immediately prior to the consummation or (ii) the consummation of the Transaction with SharpLink, and (2) to the Company’s CFO, options under the Company’s 2003 Israeli Share Option Plan to acquire 50,000 ordinary shares, with no exercise price (i.e., an exercise price equal to $0), valid for a period of five years, which will become exercisable over a period of five years, with 33.33% vesting on the third, fourth and fifth anniversary of the grant date, provided that the vesting will accelerate, and the options will become fully exercisable upon the consummation of any M&A or reverse merger transaction. In addition, upon her termination of employment, the option if vested, will remain valid until the earliest to occur of: (i) six months following the date of her termination of employment and (ii) five years from the grant date.